Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Diamond Hill Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Mid Cap Fund (closed to new investors)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Funds section on page 57 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $17 million and $19.335 billion as of January 31, 2017. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or, if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

		Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q '09, +30.36% Worst Quarter: 4Q '08, –23.98%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.

		Class Y performance has been adjusted to reflect differences in sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Diamond Hill Small-Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 621
3 Years	rr_ExpenseExampleYear03	877
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	1,936
1 Year	rr_ExpenseExampleNoRedemptionYear01	621
3 Years	rr_ExpenseExampleNoRedemptionYear03	877
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,936
One Year	rr_AverageAnnualReturnYear01	11.94%
Five Year	rr_AverageAnnualReturnYear05	14.57%
Ten Year	rr_AverageAnnualReturnYear10	8.56%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 303
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,078
10 Years	rr_ExpenseExampleYear10	2,327
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	627
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,327
One Year	rr_AverageAnnualReturnYear01	15.98%
Five Year	rr_AverageAnnualReturnYear05	14.91%
Ten Year	rr_AverageAnnualReturnYear10	8.32%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,166
2007	rr_AnnualReturn2007	(0.44%)
2008	rr_AnnualReturn2008	(29.77%)
2009	rr_AnnualReturn2009	41.36%
2010	rr_AnnualReturn2010	23.43%
2011	rr_AnnualReturn2011	(3.86%)
2012	rr_AnnualReturn2012	15.74%
2013	rr_AnnualReturn2013	41.64%
2014	rr_AnnualReturn2014	7.36%
2015	rr_AnnualReturn2015	1.32%
2016	rr_AnnualReturn2016	18.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.98%)
One Year	rr_AverageAnnualReturnYear01	18.18%
Five Year	rr_AverageAnnualReturnYear05	16.08%
Ten Year	rr_AverageAnnualReturnYear10	9.47%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	471
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
One Year	rr_AverageAnnualReturnYear01	18.29%
Five Year	rr_AverageAnnualReturnYear05	16.23%
Ten Year	rr_AverageAnnualReturnYear10	9.34%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Diamond Hill Small-Mid Cap Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.63%
Five Year	rr_AverageAnnualReturnYear05	15.29%
Ten Year	rr_AverageAnnualReturnYear10	8.93%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.74%
Five Year	rr_AverageAnnualReturnYear05	12.88%
Ten Year	rr_AverageAnnualReturnYear10	7.68%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Diamond Hill Small-Mid Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.59%
Five Year	rr_AverageAnnualReturnYear05	14.54%
Ten Year	rr_AverageAnnualReturnYear10	7.69%

[1]	The Fund may invest in one or more Diamond Hill Funds. The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on the Fund’s investment in such other Diamond Hill Funds. This waiver is in effect through March 1, 2018, at which time the adviser will determine whether to renew or revise it. During the most recent fiscal year, the waiver of management fees was less than 0.01% of the Fund’s average net assets.